Portfolio of investments—September 30, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 98.30%
Alabama: 0.53%
Utilities revenue: 0.53%
Black Belt Energy Gas District Series Eøø	5.00%	12-1-2055	$2,750,000	$2,963,911
California: 97.37%
Airport revenue: 9.10%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Series B AMT	5.25	7-1-2054	5,260,000	5,425,052
California Municipal Finance Authority LAX Integrated Express Solutions LLC Series A-P3 AMT	5.00	12-31-2043	5,730,000	5,737,054
City of Los Angeles Department of Airports Series A AMT	5.00	5-15-2047	5,000,000	5,010,427
County of Sacramento Airport System Revenue Series A AMT	5.00	7-1-2036	900,000	988,216
County of Sacramento Airport System Revenue Series A AMT	5.00	7-1-2037	750,000	815,058
County of Sacramento Airport System Revenue Series C AMT	5.00	7-1-2038	3,000,000	3,066,397
Norman Y Mineta San Jose International Airport SJC Series A AMT	5.00	3-1-2047	4,000,000	4,001,389
Norman Y Mineta San Jose International Airport SJC Series B	5.00	3-1-2042	1,750,000	1,775,482
San Diego County Regional Airport Authority Series B AMT	5.00	7-1-2056	6,040,000	6,085,858
San Francisco City & County Airport Commission San Francisco International Airport Series A AMT	4.00	5-1-2052	3,500,000	3,041,826
San Francisco City & County Airport Commission San Francisco International Airport Series A AMT	5.00	5-1-2047	7,715,000	7,730,813
San Francisco City & County Airport Commission San Francisco International Airport Series A AMT	5.00	5-1-2049	5,000,000	5,027,193
San Francisco City & County Airport Commission San Francisco International Airport Series A AMT	5.25	5-1-2049	2,000,000	2,075,216
				50,779,981
Education revenue: 9.74%
California Educational Facilities Authority Loma Linda University Series A	5.00	4-1-2042	2,645,000	2,654,248
California Infrastructure & Economic Development Bank Equitable School Revolving Fund LLC Obligated Group Series B	5.00	11-1-2054	1,250,000	1,257,189
California Municipal Finance Authority Baptist University Series A144A	5.00	11-1-2025	240,000	240,149
California Municipal Finance Authority Biola University, Inc.	5.00	10-1-2035	600,000	612,317
California Municipal Finance Authority Institute of the Arts	4.00	10-1-2046	1,930,000	1,668,412
California Municipal Finance Authority Institute of the Arts	4.00	10-1-2051	1,150,000	949,108
California Municipal Finance Authority Literacy First Charter School Issuer LLC Series A	5.00	12-1-2039	1,390,000	1,422,809
California Municipal Finance Authority Literacy First Charter School Issuer LLC Series A	5.00	12-1-2049	750,000	750,602
California Municipal Finance Authority Samuel Merritt University	5.25	6-1-2053	9,500,000	9,742,479
California Municipal Finance Authority STREAM Charter School Series A144A	5.00	6-15-2041	925,000	857,339
California Municipal Finance Authority STREAM Charter School Series A144A	5.00	6-15-2051	1,390,000	1,196,284
California Municipal Finance Authority University of the Pacific Series A	4.00	11-1-2042	1,600,000	1,553,768
See accompanying notes to portfolio of investments
Allspring California Tax-Free Fund | 1

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
California School Finance Authority Alliance for College Ready Public Schools Obligated Group144A	5.00%	7-1-2049	$1,000,000	$1,009,338
California School Finance Authority Aspire Public Schools Obligated Group Series A144A	4.00	8-1-2051	775,000	632,415
California School Finance Authority Aspire Public Schools Obligated Group Series A144A	5.00	8-1-2050	3,540,000	3,357,829
California School Finance Authority Bright Star Schools Obligated Group144A	5.00	6-1-2047	1,000,000	912,164
California School Finance Authority Bright Star Schools Obligated Group144A	5.00	6-1-2054	1,000,000	884,588
California School Finance Authority Girls Athletic Leadership Schools Los Angeles Series A144A	4.00	6-1-2051	905,000	646,555
California School Finance Authority Green Dot Public Schools Obligated Group Series A144A	5.00	8-1-2035	2,525,000	2,526,527
California School Finance Authority Kipp SoCal Public Schools Obligated Group Series A144A	5.00	7-1-2035	1,000,000	1,000,787
California School Finance Authority Kipp SoCal Public Schools Obligated Group Series A144A	5.00	7-1-2049	1,000,000	986,702
California School Finance Authority Lifeline Education Charter School, Inc. Series A144A	5.00	7-1-2045	800,000	759,834
California School Finance Authority Magnolia Public Schools Obligated Group Series A144A	5.00	7-1-2045	1,700,000	1,680,484
California School Finance Authority Rex & Margaret Fortune School of Education Series A144A	5.00	6-1-2044	2,000,000	1,867,501
California School Finance Authority Rocketship Education Obligated Group Series A144A	5.00	6-1-2036	945,000	945,043
California School Finance Authority Rocketship Education Obligated Group Series A144A	5.00	6-1-2046	2,100,000	1,936,364
California State University Series A	5.00	11-1-2047	1,000,000	1,008,264
California Statewide CDA Baptist University Series A144A	5.00	11-1-2032	1,135,000	1,156,634
California Statewide CDA Baptist University Series A144A	5.00	11-1-2041	2,875,000	2,825,160
Fullerton PFA Marshall B Ketchum University Series A	4.00	2-1-2051	2,500,000	2,276,294
University of California Ltd. Project Series K	4.00	5-15-2046	5,295,000	5,032,451
				54,349,638
GO revenue: 10.66%
Bassett Unified School District Series B (BAM Insured)	5.00	8-1-2027	1,050,000	1,052,356
Cerritos Community College District Series D CAB¤	0.00	8-1-2033	1,500,000	1,194,868
College of the Sequoias Visalia Area Improvement District No. 2 Series A	5.00	8-1-2054	4,000,000	4,130,841
Compton Community College District Series C CAB¤	0.00	8-1-2035	3,445,000	2,496,210
Delano Joint Union High School District Series B (AG Insured)	5.75	8-1-2035	4,510,000	4,521,203
Long Beach Unified School District Series A	5.50	8-1-2026	95,000	95,232
Merced Union High School District Series C CAB¤	0.00	8-1-2032	3,380,000	2,770,845
Paramount Unified School District CAB¤	0.00	8-1-2033	2,500,000	1,973,087
Pomona Unified School District Series A (NPFGC Insured)	6.55	8-1-2029	880,000	954,395
San Diego Unified School District Series I	4.00	7-1-2047	2,025,000	1,897,767
San Gorgonio Memorial Health Care District	5.00	8-1-2032	1,750,000	1,733,155
San Gorgonio Memorial Health Care District	5.50	8-1-2028	2,525,000	2,525,738
See accompanying notes to portfolio of investments
2 | Allspring California Tax-Free Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
San Rafael City High School District Series C	4.00%	8-1-2043	$1,500,000	$1,444,552
Santa Ana Unified School District Series B CAB (AG Insured)¤	0.00	8-1-2038	15,000,000	9,166,470
Sierra Joint Community College District Series C	4.00	8-1-2053	4,000,000	3,729,592
Sierra Kings Health Care District	5.00	8-1-2028	1,000,000	1,001,113
Sierra Kings Health Care District	5.00	8-1-2032	1,500,000	1,501,340
Sierra Kings Health Care District	5.00	8-1-2037	1,750,000	1,750,600
State of California	5.00	3-1-2045	1,000,000	1,075,740
State of California	5.00	8-1-2046	10,000,000	10,085,316
Tender Option Bond Trust Receipts/Certificates Series 2025-XF8079 (Bank of America N.A. LIQ)144Aø	3.30	8-1-2052	1,000,000	1,000,000
Tulare Local Health Care District (BAM Insured)	4.00	8-1-2039	1,850,000	1,862,428
Washington Township Health Care District Series B	5.50	8-1-2038	1,500,000	1,504,094
				59,466,942
Health revenue: 20.18%
California HFFA Adventist Health System/West Obligated Group Series A	5.25	12-1-2044	1,750,000	1,803,907
California HFFA Cedars-Sinai Medical Center Obligated Group Series B	4.00	8-15-2039	10,500,000	10,351,219
California HFFA CommonSpirit Health Obligated Group Series A	5.00	12-1-2054	5,000,000	5,137,380
California HFFA Episcopal Communities & Services for Seniors Obligated Group Series B	5.25	11-15-2053	1,250,000	1,264,901
California HFFA Kaiser Foundation Hospitals Series A-2	4.00	11-1-2051	3,000,000	2,684,839
California HFFA Lundquist Institute for Biomedical Innovation at Harbor-UCLA Medical Center	5.00	9-1-2048	6,095,000	5,859,759
California HFFA Marshall Medical Center Series A	4.00	11-1-2040	1,375,000	1,378,331
California HFFA On Lok Senior Health Services Obligated Group	5.00	8-1-2040	700,000	716,666
California HFFA On Lok Senior Health Services Obligated Group	5.00	8-1-2050	1,000,000	982,528
California HFFA Sutter Health Obligated Group Series A	4.00	11-15-2048	5,000,000	4,481,411
California HFFA Sutter Health Obligated Group Series B	5.00	11-15-2046	2,960,000	2,975,211
California Infrastructure & Economic Development Bank Roseville Sustainable Energy Partner LLC Series A	5.25	7-1-2054	8,945,000	9,035,319
California Municipal Finance Authority Community Hospitals of Central California Obligated Group Series A	4.00	2-1-2051	1,500,000	1,273,432
California Municipal Finance Authority Eisenhower Medical Center Series A	5.00	7-1-2047	1,400,000	1,391,406
California Municipal Finance Authority Eskaton Properties, Inc. Obligated Group	5.00	11-15-2044	1,500,000	1,508,617
California Municipal Finance Authority HumanGood California Obligated Group	4.00	10-1-2049	2,250,000	1,889,318
California Municipal Finance Authority Inland Christian Home, Inc.	4.00	12-1-2039	1,240,000	1,254,359
California Municipal Finance Authority Inland Christian Home, Inc.	4.00	12-1-2049	2,915,000	2,772,384
California Municipal Finance Authority Open Door Community Health Centers	4.00	9-15-2046	3,300,000	3,145,857
California Municipal Finance Authority Palomar Health Obligated Group Series A COP (AG Insured)	5.25	11-1-2052	1,500,000	1,532,566
California Municipal Finance Authority PRS Obligated Group Series A	5.00	4-1-2044	1,415,000	1,428,544
California Municipal Finance Authority PRS Obligated Group Series A	5.00	4-1-2049	1,300,000	1,283,750
California Municipal Finance Authority PRS Obligated Group Series A	5.00	4-1-2054	1,540,000	1,500,444
See accompanying notes to portfolio of investments
Allspring California Tax-Free Fund | 3

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
California Municipal Finance Authority Town & Country Manor of the Christian & Missionary Alliance	5.00%	7-1-2049	$2,650,000	$2,714,491
California PFA Henry Mayo Newhall Hospital Obligated Group	5.00	10-15-2037	500,000	503,703
California PFA Henry Mayo Newhall Hospital Obligated Group	5.00	10-15-2047	5,365,000	5,220,832
California PFA Kendal at Sonoma Obligated Group Series A144A	5.00	11-15-2051	1,255,000	1,099,758
California PFA Kendal at Sonoma Obligated Group Series A144A	5.00	11-15-2056	1,235,000	1,063,541
California Statewide CDA 899 Charleston	5.00	11-1-2049	2,500,000	2,587,124
California Statewide CDA Adventist Health System/West Obligated Group Series A	5.00	3-1-2045	2,500,000	2,499,944
California Statewide CDA Adventist Health System/West Obligated Group Series A	5.00	3-1-2048	5,000,000	5,013,097
California Statewide CDA Enloe Medical Center Obligated Group Series A (AG Insured)	5.25	8-15-2052	2,000,000	2,058,761
California Statewide CDA John Muir Health Obligated Group Series A	5.25	12-1-2054	2,000,000	2,105,243
California Statewide CDA Loma Linda University Medical Center Obligated Group Series A	5.25	12-1-2044	5,150,000	5,149,803
California Statewide CDA Marin General Hospital Obligated Group Series A	5.00	8-1-2036	700,000	716,698
California Statewide CDA Marin General Hospital Obligated Group Series A	5.00	8-1-2037	500,000	510,108
California Statewide CDA Marin General Hospital Obligated Group Series A	5.00	8-1-2038	450,000	457,311
California Statewide CDA Odd Fellows Home Series A	4.00	4-1-2043	1,900,000	1,860,666
California Statewide CDA Odd Fellows Home Series A	4.13	4-1-2053	1,000,000	954,428
Regents of the University of California Medical Center Pooled Revenue Series B1ø	3.00	5-15-2032	2,800,000	2,800,000
Regents of the University of California Medical Center Pooled Revenue Series O2ø	3.10	5-15-2045	5,000,000	5,000,000
Regents of the University of California Medical Center Pooled Revenue Series P	4.00	5-15-2053	4,000,000	3,658,822
Washington Township Health Care District Series A	5.00	7-1-2042	1,000,000	991,439
				112,617,917
Housing revenue: 12.56%
California Enterprise Development Authority Riverside County	4.00	11-1-2049	1,900,000	1,758,431
California Housing Finance Agency Class A Series 2	4.00	3-20-2033	7,404,266	7,554,498
California Housing Finance Agency Class A Series 2021-2 (FHLMC Insured)	3.75	3-25-2035	132,188	133,053
California Infrastructure & Economic Development Bank South Monterey County Joint Union High School District	5.75	8-15-2029	1,765,000	1,767,311
California Municipal Finance Authority Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio Series A	5.00	8-15-2049	1,225,000	1,247,196
California Municipal Finance Authority Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio Series A	5.00	8-15-2054	1,800,000	1,821,750
California Municipal Finance Authority Caritas Projects Series A	5.00	8-15-2029	500,000	520,544
California Municipal Finance Authority Caritas Projects Series B	4.00	8-15-2051	1,340,000	1,121,396
California Municipal Finance Authority CHF - Davis I LLC	5.00	5-15-2051	6,700,000	6,640,390
California Municipal Finance Authority CHF - Davis II LLC (BAM Insured)	4.00	5-15-2037	700,000	709,174
See accompanying notes to portfolio of investments
4 | Allspring California Tax-Free Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
California Municipal Finance Authority CHF - Davis II LLC (BAM Insured)	4.00%	5-15-2038	$750,000	$755,408
California Municipal Finance Authority CHF - Davis II LLC (BAM Insured)	4.00	5-15-2040	1,100,000	1,087,146
California Municipal Finance Authority CHF - Riverside II LLC	5.00	5-15-2052	5,650,000	5,556,956
California Municipal Finance Authority Southwestern Law School	4.00	11-1-2041	575,000	517,871
California PFA P3 Irvine SL Holdings LLC Obligated Group Series A144A	6.20	6-1-2044	2,000,000	1,921,489
California Statewide CDA Community Improvement Authority 1818 Platinum Triangle-Anaheim Series B144A	4.00	4-1-2057	1,000,000	721,384
California Statewide CDA Community Improvement Authority Altana Apartments Series A-2144A	4.00	10-1-2056	2,000,000	1,516,619
California Statewide CDA Community Improvement Authority Theo Apartments Series B144A	4.00	5-1-2057	1,500,000	1,038,292
California Statewide CDA Community Improvement Authority Towne at Glendale Apartments144A	5.00	9-1-2037	775,000	780,022
California Statewide CDA Uptown Newport Building Owner LP Series BB (East West Bank LOC)ø	2.59	3-1-2057	14,000,000	14,000,000
CMFA Special Finance Agency XII Allure Apartments Series A-2144A	4.38	8-1-2049	2,000,000	1,680,913
CMFA Special Finance Agency Latitude33 Series A-2144A	4.00	12-1-2045	1,500,000	1,167,400
Compton PFA144A	4.00	9-1-2027	2,395,000	2,395,292
Fresno Joint Powers Financing Authority Master Lease Projects Series A (AG Insured)	4.00	4-1-2046	1,225,000	1,162,977
Independent Cities Finance Authority Millennium Housing of California	5.00	5-15-2048	2,000,000	2,014,878
Independent Cities Finance Authority San Juan Mobile Estates	5.00	8-15-2030	855,000	856,245
Independent Cities Finance Authority Santa Rosa Leisure Mobile Home Park	5.00	8-15-2046	1,570,000	1,576,760
Modesto Irrigation District Electric System Revenue Series A	5.00	10-1-2040	3,500,000	3,502,562
Montclair Financing Authority Public Facilities Projects (AG Insured)	5.00	10-1-2035	2,400,000	2,403,387
Sacramento City Schools Joint Powers Financing Authority Unified School District Series A (BAM Insured)	5.00	3-1-2040	2,165,000	2,167,018
				70,096,362
Miscellaneous revenue: 6.59%
City of Porterville Water Revenue System Financing Project COP (AG Insured)	4.00	8-15-2050	1,000,000	945,227
City of Upland San Antonio Regional Hospital Obligated Group COP	5.00	1-1-2047	1,955,000	1,962,234
Hayward Unified School District COP	5.25	8-1-2052	8,000,000	8,070,708
Independent Cities Finance Authority City of Compton Sales Tax Revenue (AG Insured)144A	4.00	6-1-2041	1,700,000	1,695,936
Independent Cities Finance Authority City of Compton Sales Tax Revenue (AG Insured)144A	4.00	6-1-2051	750,000	709,387
Jefferson Union High School District Teacher & Staff Housing Project COP (BAM Insured)	4.00	8-1-2045	1,400,000	1,341,355
Lassen Municipal Utility District COP	4.00	5-1-2038	2,615,000	2,475,933
Lassen Municipal Utility District COP	4.00	5-1-2041	2,250,000	2,056,292
Lassen Municipal Utility District COP	4.00	5-1-2046	4,395,000	3,861,325
Lassen Municipal Utility District COP	4.00	5-1-2051	2,340,000	1,979,253
See accompanying notes to portfolio of investments
Allspring California Tax-Free Fund | 5

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue(continued)
Mizuho Floater/Residual Trust Series 2025-MIZ9221 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144Aøø	3.10%	12-29-2027	$3,000,000	$3,000,000
North Coast County Water District COP (AG Insured)	4.00	10-1-2051	1,745,000	1,612,033
Orange County Water District Series A Certificate of Participation (Bank of America N.A. LOC)ø	2.78	8-1-2042	3,500,000	3,500,000
Sutter Butte Flood Control Agency Assessment District (BAM Insured)	5.00	10-1-2040	3,545,000	3,549,064
				36,758,747
Resource recovery revenue: 0.36%
California Municipal Finance Authority Waste Management, Inc. Series B AMTøø	3.38	9-1-2050	2,000,000	1,987,625
Tax revenue: 10.69%
California Statewide CDA Community Facilities District No. 2017	5.00	9-1-2048	5,000,000	5,029,485
Chino Community Facilities District No. 2003-3 Improvement Area No. 7	5.00	9-1-2048	2,500,000	2,519,478
Chula Vista Community Facilities District No. 06-1 Area No. 1	5.00	9-1-2043	445,000	448,332
Chula Vista Community Facilities District No. 06-1 Area No. 1	5.00	9-1-2048	895,000	900,278
City & County of San Francisco Community Facilities District No. 2014-1 Series A	5.00	9-1-2052	1,000,000	1,030,531
City & County of San Francisco Community Facilities District No. 2016-1 Area No. 1 Series 2021	4.00	9-1-2041	1,000,000	905,738
City & County of San Francisco Community Facilities District No. 2016-1 Area No. 2 Series A144A	4.00	9-1-2052	1,750,000	1,477,190
City of Belmont Community Facilities District No. 2000-1 Series A (Ambac Insured)	5.75	8-1-2030	2,730,000	2,990,641
City of Fremont Community Facilities District No. 1	5.00	9-1-2040	2,700,000	2,703,596
Corona Community Facilities District No. 2018-1 Improvement Area No. 1 Series A	5.00	9-1-2048	1,000,000	1,006,135
Corona-Norco Unified School District Community Facilities District No. 16-1	5.00	9-1-2048	1,500,000	1,507,225
County of San Bernardino Community Facilities District No. 2006-1 Area No. 6	5.00	9-1-2048	1,200,000	1,205,780
Inglewood Redevelopment Successor Agency Merged Redevelopment Project Series A (BAM Insured)	5.00	5-1-2038	305,000	312,103
Inland Valley Development Agency Series A	5.25	9-1-2037	4,000,000	4,031,661
Lafayette Redevelopment Successor Agency Project (AG Insured)	5.00	8-1-2033	1,500,000	1,503,345
Lafayette Redevelopment Successor Agency Project (AG Insured)	5.00	8-1-2038	1,635,000	1,637,199
Lancaster Redevelopment Successor Agency Combined Redevelopment Project Areas (AG Insured)	5.00	8-1-2033	1,200,000	1,222,039
Marina Redevelopment Successor Agency Series A	5.00	9-1-2033	340,000	350,011
Marina Redevelopment Successor Agency Series A	5.00	9-1-2038	400,000	404,473
Marina Redevelopment Successor Agency Series B	5.00	9-1-2033	250,000	255,976
Marina Redevelopment Successor Agency Series B	5.00	9-1-2038	250,000	253,819
Oakland Redevelopment Successor Agency Series TE (AG Insured)	5.00	9-1-2035	2,545,000	2,548,582
Oakland Redevelopment Successor Agency Series TE (AG Insured)	5.00	9-1-2036	4,000,000	4,004,992
Orange County Community Facilities District No. 2015-1 Series A	5.25	8-15-2045	1,950,000	1,950,268
See accompanying notes to portfolio of investments
6 | Allspring California Tax-Free Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
River Islands PFA Community Facilities District No. 2016-1 (AG Insured)	5.25%	9-1-2052	$2,000,000	$2,078,931
River Islands PFA Community Facilities District No. 2023-1 Area No. 2	5.00	9-1-2054	2,500,000	2,481,652
Riverside County Community Facilities Districts No. 05-8	5.00	9-1-2048	1,600,000	1,614,201
Romoland School District Community Facilities District No. 2004-1 Area No. 4	5.00	9-1-2048	3,000,000	3,027,441
San Francisco City & County Redevelopment Successor Agency Mission Bay South Redevelopment Area Tax Increment Financing District Series A	5.00	8-1-2043	2,500,000	2,500,872
San Francisco City & County Redevelopment Successor Agency Transbay Infrastructure Project Series B (AG Insured)	5.00	8-1-2046	1,500,000	1,514,254
Sonoma Community Development Successor Agency Redevelopment Project (NPFGC Insured)	5.00	6-1-2033	1,325,000	1,346,739
Tejon Ranch Public Facilities Finance Authority Community Facilities District No. 2008-1 Series 2024-A	5.00	9-1-2054	1,000,000	997,189
Tender Option Bond Trust Receipts/Certificates Series 2023-XG0484 (BAM Insured) (Royal Bank of Canada LIQ)144Aø	2.95	9-1-2049	100,000	100,000
Tracy Community Facilities District No. 2016-01 Improvement Area No. 1	5.00	9-1-2048	2,750,000	2,762,503
Union City Community Redevelopment Successor Agency Series A	5.00	10-1-2036	1,000,000	1,001,279
				59,623,938
Tobacco revenue: 0.73%
California County Tobacco Securitization Agency Los Angeles County Securitization Corp. Series B-2 CAB¤	0.00	6-1-2055	14,000,000	2,604,616
California County Tobacco Securitization Agency Merced County Tobacco Funding Corp. Series B	5.00	6-1-2050	1,025,000	952,837
Tobacco Securitization Authority of Northern California Sacramento County Corp. Class 2 Series B2 CAB¤	0.00	6-1-2060	3,250,000	498,648
				4,056,101
Transportation revenue: 1.02%
Bay Area Toll Authority Series B (Barclays Bank plc LOC)ø	3.00	4-1-2055	3,900,000	3,900,000
Riverside County Transportation Commission Series B-1	4.00	6-1-2046	2,000,000	1,792,382
				5,692,382
Utilities revenue: 12.63%
California Community Choice Financing Authority Clean Energy Project Series A-1øø	5.00	5-1-2054	5,000,000	5,404,508
California Community Choice Financing Authority Clean Energy Project Series Cøø	5.00	12-1-2055	5,000,000	5,366,601
California Community Choice Financing Authority Series B-1øø	4.00	2-1-2052	1,345,000	1,378,576
California Community Choice Financing Authority Series Cøø	5.25	1-1-2054	2,500,000	2,667,281
California Community Choice Financing Authority Series Døø	5.00	10-1-2055	5,000,000	5,377,448
California Community Choice Financing Authority Series Eøø	5.00	2-1-2055	4,000,000	4,366,462
California Community Choice Financing Authority Series Føø	5.00	2-1-2055	2,000,000	2,178,094
California Community Choice Financing Authority Series Gøø	5.00	11-1-2055	2,000,000	2,117,474
California Community Choice Financing Authority Series Gøø	5.25	11-1-2054	5,000,000	5,421,881
City of Glendale Electric Revenue	5.00	2-1-2054	5,000,000	5,196,443
See accompanying notes to portfolio of investments
Allspring California Tax-Free Fund | 7

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Imperial Irrigation District Electric System Revenue Series A	5.00%	11-1-2040	$3,715,000	$3,718,426
Imperial Irrigation District Electric System Revenue Series A	5.00	11-1-2045	1,060,000	1,060,555
Imperial Irrigation District Electric System Revenue Series C	5.00	11-1-2038	2,500,000	2,514,952
Los Angeles Department of Water & Power System Revenue Series A (BAM Insured)	5.00	7-1-2042	750,000	804,604
Los Angeles Department of Water & Power System Revenue Series C	5.00	7-1-2054	8,000,000	8,176,793
M-S-R Energy Authority Series B	7.00	11-1-2034	4,000,000	4,853,239
M-S-R Energy Authority Series C	6.13	11-1-2029	785,000	830,449
Northern California Energy Authorityøø	5.00	12-1-2054	2,000,000	2,161,345
Redding Joint Powers Financing Authority Series A	5.00	6-1-2032	440,000	441,648
San Joaquin Valley Clean Energy Authority Series Aøø	5.50	1-1-2056	3,000,000	3,442,984
Tender Option Bond Trust Receipts/Certificates Series 2023-ZF3207 (Morgan Stanley Bank LIQ)144Aø	3.14	2-1-2054	3,000,000	3,000,000
				70,479,763
Water & sewer revenue: 3.11%
Adelanto Public Utility Authority Utility System Project Series A (AG Insured)	5.00	7-1-2039	2,000,000	2,048,274
California PCFA Channelside Water Resources LP AMT144A	5.00	11-21-2045	2,615,000	2,666,268
City of Compton Sewer Revenue	6.00	9-1-2039	1,775,000	1,816,610
City of Tulare Sewer Revenue (AG Insured)	5.00	11-15-2041	1,500,000	1,502,118
Florin Resource Conservation District Series A (NPFGC Insured)	5.00	9-1-2032	2,000,000	2,003,447
Los Angeles Department of Water & Power Water System Revenue Series A	5.00	1-1-2030	2,000,000	2,174,223
Los Angeles Department of Water & Power Water System Revenue Series B	5.00	7-1-2035	1,000,000	1,149,812
Merced Irrigation District Series A (AG Insured)	5.00	10-1-2038	4,000,000	4,017,688
				17,378,440
				543,287,836
Guam: 0.40%
Miscellaneous revenue: 0.18%
Territory of Guam Series F	4.00	1-1-2036	1,000,000	1,003,536
Water & sewer revenue: 0.22%
Guam Government Waterworks Authority Series A	5.00	1-1-2050	1,250,000	1,250,040
				2,253,576
Total municipal obligations (Cost $562,423,294)				548,505,323
See accompanying notes to portfolio of investments
8 | Allspring California Tax-Free Fund

Portfolio of investments—September 30, 2025 (unaudited)

		Yield	Shares	Value
Short-term investments: 0.04%
Investment companies: 0.04%
Allspring Government Money Market Fund Select Class♠∞		4.07%	226,400	$226,400
Total short-term investments (Cost $226,400)				226,400
Total investments in securities (Cost $562,649,694)	98.34%			548,731,723
Other assets and liabilities, net	1.66			9,237,519
Total net assets	100.00%			$557,969,242

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AG	Assured Guaranty Incorporation
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CDA	Community Development Authority
CHF	Collegiate Housing Foundation
COP	Certificate of participation
FHLMC	Federal Home Loan Mortgage Corporation
GO	General obligation
HFFA	Health Facilities Financing Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PFA	Public Finance Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,758,369	$24,056,303	$(25,588,272)	$0	$0	$226,400	226,400	$11,340
See accompanying notes to portfolio of investments
Allspring California Tax-Free Fund | 9

Notes to portfolio of investments—September 30, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$548,505,323	$0	$548,505,323
Short-term investments
Investment companies	226,400	0	0	226,400
Total assets	$226,400	$548,505,323	$0	$548,731,723
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
 At September 30, 2025, the Fund did not have any transfers into/out of Level 3.
10 | Allspring California Tax-Free Fund